Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-34152
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	1691 West 75th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6P 6P2
City Area Code	604
Local Phone Number	718-2000
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	17,282,934
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001370416
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Us Agent Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	590-9070
Contact Personnel Name	Daniel Sceli